CONTINUANCE OF OPERATIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($) mo
Continuance Of Operations 1	$ 480,884
Continuance Of Operations 2	28,583,385
Continuance Of Operations 3	$ 1,106,425
Continuance Of Operations 4 | mo	12